Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

Note 13.          Subsequent Event

On July 1, 2011, a subsidiary of IHC amended its amortizing term loan with a commercial bank and increased its outstanding debt from $7,500,000 to $10,000,000. The amortizing term loan, as amended:  (i) matures on July 1, 2016; (ii) bears a variable interest rate of Libor plus 3.35%; and (iii) requires annual principal payments in the amount of $2,000,000 commencing on July 2012 through maturity. The Company simultaneously entered into an interest rate swap with the commercial bank lender, for a notional amount equal to the amortizing debt principal amount, under which the Company receives a variable rate equal to the rate on the debt and pays a fixed rate of 1.60%. As a result of the interest rate swap, interest payments on this debt will be fixed at 4.95%. It is anticipated that there will be no hedge ineffectiveness on this swap, which will be accounted for as a cash flow hedge.